Asset Impairment Charges and Reversals (Details) - CAD ($) $ in Millions			3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 28, 2018	Jan. 26, 2017	Sep. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2016	May 31, 2018
Disclosure of impairment loss recognised or reversed [line items]
Write-downs (reversals of write-downs) of property, plant and equipment						$ 23
Sundance Unit 2
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss					$ 38
Lakeswind
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss	$ 12
Discount rate								7.00%
Sundance Unit 1
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss			$ 38	$ 20
Wintering Hills
Disclosure of impairment loss recognised or reversed [line items]
Equity participation percentage		51.00%
Cash transferred		$ 61
Wintering Hills | Wind and Solar
Disclosure of impairment loss recognised or reversed [line items]
Decrease through classified as held for sale, investment property							$ 28
Property, plant, and equipment | Lakeswind
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss	11
Intangible assets | Lakeswind
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss	$ 1